OTHER OPERATING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OTHER OPERATING COSTS [Abstract]
Rent and utilities	$ 8,462	$ 7,802	$ 6,272
Communication	7,497	7,519	7,546
Maintenance, repairs and improvements	22,647	18,107	13,765
Traveling and entertainment	1,679	7,972	6,353
Local transportation	13,768	3,977	2,216
Insurance	4,837	1,516	1,731
Legal and professional expenses	10,618	6,652	9,241
Allowance for expected credit loss	291	224	237
Others	7,066	10,301	7,127
Other Operating Costs	76,865	64,070	54,488
Other Operating costs from discontinued operations	0	0	3,241
Local transportation expenses related to covid 19	9,200
Non-recurring legal expenses	$ 900		$ 4,200